UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/18

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus International Small Cap Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus International Small Cap Fund

SEMIANNUAL REPORT April 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus International Small Cap Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Small Cap Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by portfolio managers Mark A. Bogar, James A. Lydotes, and Andrew Leger of BNY Mellon Asset Management North America Corporation, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus International Small Cap Fund’s Class A shares produced a total return of 6.17%, Class C shares returned 5.80%, Class I shares returned 6.31%, and Class Y shares returned 6.33%.1 In comparison, the fund’s benchmark, the S&P Developed Ex-U.S. SmallCap Index (the “Index”), produced a total return of 5.39% for the same period.2

International small-cap stocks gained ground over the reporting period amid rising corporate earnings and improving global economic conditions. The fund outperformed the Index, largely due to favorable individual stock selections in the energy and industrials sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of small-cap foreign companies. The fund considers foreign companies to be those companies organized or with their principal place of business, or majority of assets or business, in countries represented in the Index. The fund considers small-cap companies to be those companies with total market capitalizations that fall within the range of the capitalizations of the companies that comprise the Index.

The fund invests in stocks that appear to be undervalued (as measured by their price/earnings ratios) and that may have value and/or growth characteristics. The fund’s portfolio managers employ a bottom-up investment approach using proprietary quantitative models and traditional qualitative analysis to identify attractive stocks. The portfolio managers seek to allocate country weights generally in accordance with the Index and use the sector weightings of the Index as a guide, but the fund’s country and sector weightings may vary from those of the Index.

The fund’s stock selection process is designed to produce a diversified portfolio that, relative to the Index, has a below-average price/earnings ratio and an above-average earnings growth trend.

Positive Economic Trends in the Face of Rising Volatility

Developed international markets gained ground during the first three months of the reporting period, supported by continuing economic recoveries in Europe and Asia and rising corporate earnings. Asian equity markets led the advance, with Japanese stocks benefiting from rising economic growth forecasts and unexpectedly strong corporate earnings reports. Global growth trends enabled U.K. equities to post gains as well despite a lackluster domestic economy and concerns regarding the country’s impending exit from the European Union. Eurozone markets proved more sluggish despite improving regional economic fundamentals, including rising GDP figures and declining unemployment rates.

Early February 2018 saw a sharp global dip in equity prices prompted by rising volatility and perceived inflationary pressures in the United States. Uncertainties regarding potentially more protectionist U.S. trade policies took an additional toll on equity markets in March. However, international stocks turned broadly positive again in April as trade and inflationary concerns eased, and petroleum prices rallied due to limited supplies and rising demand. Small-cap international stocks generally outperformed their mid- and large-cap counterparts, leading the market’s rise.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Favorable Stock Selections Supported Fund Performance

The fund’s strong performance compared to the Index was driven, in part, by the energy sector, where Canadian oil exploration-and-production company Gran Tierra Energy reported improving revenues and rising production volumes. French energy-related equipment maker Gaztransport & Technigaz further bolstered returns, reporting strong cash flows and raising earnings guidance for 2018. Among industrial stocks, Japanese online recruiting specialist en-japan benefited from positive business trends and increased online penetration, while French toll road operator Eiffage posted rising revenues. Other notably strong holdings included Israeli home carbonation system maker SodaStream International, Hong Kong-based casino operator Melco International Development, and Canadian lumber products manufacturer Interfor.

On a more negative note, the fund’s relative performance was constrained to a degree by declines in a few health care holdings, including Japanese drug maker Sawai Pharmaceutical, South Korean household medical product maker Green Cross, and Belgian biotechnology developer Galapagos. Other detractors during the reporting period included U.K.-based asset manager Jupiter Fund Management, South Korean electronics maker LG Innotek, Japan’s Toyo Tire & Rubber, and Belgian postal delivery service bpost.

Positive Global Trends Remain in Place

While concerns regarding inflation and U.S. trade policy have continued to spark heightened market volatility, we believe that underlying economic fundamentals remain positive throughout most of the developed world. As of the reporting period’s end, we have found attractively valued investments in a variety of markets and industry groups. We have positioned the fund to take advantage of these opportunities by increasing exposure to the relatively undervalued Italian market, while trimming exposure to Japanese stocks that recently have benefited from currency fluctuations. The fund currently holds overweighted exposure to Italy and, to a lesser extent, Singapore and the United Kingdom. The fund holds underweighted exposure in Australia and Germany. Among market sectors, we have increased exposure to the energy sector, while trimming the fund’s information technology holdings. The fund has allocated a relatively larger percentage of its assets to the energy and utilities sectors compared to the Index, while maintaining underweighted positions in the consumer staples and materials sectors.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through March 1, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — The S&P Developed Ex-U.S. SmallCap Index comprises the stocks representing the lowest 15% of float-adjusted market capitalization in each developed country, excluding the U.S. It is a subset of the S&P Global BMI, a comprehensive, rules-based index measuring global stock market performance. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries. Please read the prospectus for further discussion of these risks.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Small Cap Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.16	$10.66	$5.58	$5.42
Ending value (after expenses)	$1,061.70	$1,058.00	$1,063.10	$1,063.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.00	$10.44	$5.46	$5.31
Ending value (after expenses)	$1,017.85	$1,014.43	$1,019.39	$1,019.54

† Expenses are equal to the fund’s annualized expense ratio of 1.40% for Class A, 2.09% for Class C, 1.09% for Class I and 1.06% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.8%
Australia - 4.9%
Beach Energy	8,374,857		9,863,274
Challenger	566,635		4,574,855
Evolution Mining	2,353,153		5,661,045
IOOF Holdings	829,964		5,570,818
Link Administration Holdings	677,192		4,217,206
oOh!media	1,665,210		6,085,809
Webjet	439,772		3,616,824
Western Areas	3,247,529		8,436,792
			48,026,623
Austria - .4%
Lenzing	32,591		3,803,972
Belgium - 1.6%
bpost	226,062		4,922,171
Galapagos	122,236	[a]	10,954,769
			15,876,940
Bermuda - .6%
Golar LNG	168,663		5,422,515
Canada - 7.3%
Air Canada	285,710	[a]	5,616,512
Artis Real Estate Investment Trust	794,124		8,281,725
Canadian Apartment Properties REIT	280,640		8,096,036
Centerra Gold	840,172	[a]	5,130,222
Cogeco Communications	76,995		4,102,362
Entertainment One	2,872,193		10,772,015
Genworth MI Canada	220,529		7,127,967
Gran Tierra Energy	1,589,010	[a]	5,235,027
Interfor	319,692	[a]	5,978,274
Parex Resources	359,127	[a]	6,178,679
Tahoe Resources	869,477		4,381,414
			70,900,233
Denmark - 1.4%
GN Store Nord	129,682		4,547,150
Royal Unibrew	137,928		9,140,395
			13,687,545
Finland - 1.2%
Metsa Board	487,959		5,465,418
Valmet	352,997		6,694,401
			12,159,819
France - 6.5%
Cie Plastic Omnium	192,615		9,239,072
Edenred	206,633		7,093,766

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
France - 6.5% (continued)
Eiffage	76,603		9,098,050
Fonciere Des Regions	61,948		6,921,354
Gaztransport Et Technigaz	112,605		6,965,163
Maisons du Monde	196,399	[b]	7,977,817
Rubis	82,709		6,413,936
Teleperformance	57,687		9,245,103
			62,954,261
Germany - 5.4%
MorphoSys	43,657	[a]	4,525,048
Rheinmetall	86,256		11,282,544
Siltronic	19,792		3,176,834
Sixt	32,578		3,828,994
Stroeer SE & Co.	128,577		9,404,212
Talanx	150,921		6,799,442
Wirecard	99,207		13,487,761
			52,504,835
Hong Kong - 2.7%
IGG	2,989,000		4,505,069
Melco International Development	3,715,000		13,761,448
Nexteer Automotive Group	5,257,000	[a]	8,095,512
			26,362,029
Ireland - .8%
ICON	65,824	[a]	7,742,877
Israel - 1.0%
SodaStream International	103,967	[a]	9,823,842
Italy - 5.0%
Anima Holding	1,648,713	[b]	11,845,755
Italgas	2,180,304		14,080,612
Maire Tecnimont	876,439		4,454,037
Societa Iniziative Autostradali e Servizi	311,020		6,592,493
Unipol Gruppo	2,146,512		11,484,094
			48,456,991
Japan - 23.3%
Amano	231,800		5,764,334
Azbil	92,800		4,325,650
DIC	209,700		7,128,963
DTS	167,900		6,093,027
en-japan	298,400		13,973,798
Hiroshima Bank	164,500		1,253,880
Itochu Techno-Solutions	228,800		4,733,947
Japan Aviation Electronics Industry	287,000		4,907,237
Japan Hotel REIT Investment	12,104		9,160,946
Kanamoto	203,600		6,966,667

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Japan - 23.3% (continued)
Leopalace21	1,020,100		8,868,788
Makino Milling Machine	541,000		5,122,893
Matsumotokiyoshi Holdings	245,800		10,956,063
MINEBEA MITSUMI	522,100		10,473,853
Modec	217,700		5,770,572
Morinaga & Co.	132,100		6,424,430
Nippon Electric Glass	141,600		4,079,808
Nishimatsu Construction	142,800		3,934,981
Rengo	863,900		7,409,082
Rohto Pharmaceutical	225,500		6,582,392
Round One	581,700		8,458,700
Sawai Pharmaceutical	121,400		5,260,976
Seino Holdings	351,600		6,586,360
Shikoku Electric Power	514,000		6,525,930
Tadano	436,000		6,711,391
Taiyo Yuden	250,600		4,453,043
TIS	139,200		5,518,902
Tokai Carbon	545,400		6,831,966
Tokyo Seimitsu	100,000		3,821,902
Tokyo Steel Manufacturing	596,400		4,986,775
Toridoll Holdings	303,200		10,164,870
Toyo Tire & Rubber	383,700		6,543,232
Wacom	1,404,100		7,103,250
Zeon	710,000		9,215,874
			226,114,482
Luxembourg - .8%
Stabilus	84,503		7,593,081
Netherlands - 3.7%
AMG Advanced Metallurgical Group	146,205		6,794,607
ASR Nederland	132,413		6,243,091
Euronext	160,857	[b]	11,509,952
Philips Lighting	190,796	[b]	5,798,072
TomTom	552,400	[a]	5,431,791
			35,777,513
Norway - 1.3%
Evry	1,339,949	[b]	5,002,207
Storebrand	905,175		7,728,630
			12,730,837
Singapore - 2.9%
ComfortDelGro	3,858,000		6,556,403
Mapletree Industrial Trust	5,005,000		7,668,454
Mapletree Logistics Trust	10,990,140		10,536,296

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Singapore - 2.9% (continued)
Venture	247,400		3,869,574
			28,630,727
South Korea - 3.1%
CJ O Shopping	21,631		4,522,213
Com2uS	20,306		3,023,813
DGB Financial Group	555,849		6,204,895
Doosan Infracore	496,279	[a]	4,722,061
Green Cross	19,167		3,854,663
LG Innotek	25,891		2,794,074
OCI	36,337		5,261,043
			30,382,762
Spain - 2.3%
Euskaltel	842,420	[b]	7,801,343
Hispania Activos Inmobiliarios SOCIMI	354,020		7,508,828
Merlin Properties SOCIMI	429,241		6,622,063
			21,932,234
Sweden - 1.9%
Kindred Group, SDR	781,208		10,106,734
Oriflame Holding	184,153	[a]	8,729,669
			18,836,403
Switzerland - 3.6%
Georg Fischer	5,211		6,473,553
Julius Baer Group	127,969	[a]	7,597,078
Landis+Gyr Group	49,474		3,721,154
OC Oerlikon	408,680	[a]	6,595,268
Sulzer	52,601		6,060,151
VAT Group	28,167	[a,b]	4,151,116
			34,598,320
United Kingdom - 15.8%
Auto Trader Group	1,014,226	[b]	4,922,727
B&M European Value Retail	1,548,424		8,602,340
BGEO Group	143,111		6,825,573
Britvic	1,063,649		10,486,674
Cairn Energy	2,241,554	[a]	6,974,327
Cineworld Group	3,862,942		13,776,220
ConvaTec Group	2,805,910	[b]	8,350,042
GVC Holdings	554,280		6,784,134
Halma	372,092		6,250,985
Indivior	1,599,285	[a]	9,891,890
Jupiter Fund Management	904,138		5,648,114
Just Eat	438,523	[a]	4,664,805
KAZ Minerals	446,540	[a]	5,645,077
Meggitt	952,757		6,185,468

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.8% (continued)
United Kingdom - 15.8% (continued)
Melrose Industries		2,478,903		7,765,325
NMC Health		104,768		5,131,819
Rotork		1,516,556		6,861,724
Severn Trent		358,618		9,560,209
Spectris		214,761		7,916,202
Spire Healthcare Group		1,482,626	[b]	4,647,438
UDG Healthcare		499,084		6,272,161
				153,163,254
United States - .3%
iShares MSCI EAFE Small-Cap ETF		37,288		2,446,839
Total Common Stocks (cost $797,362,304)				949,928,934
	Preferred Dividend Yield (%)
Preferred Stocks - .9%
Germany - .9%
Draegerwerk AG & Co.	0.73	56,170		4,137,446
Sartorius	0.39	33,688		5,193,874
Total Preferred Stocks (cost $11,217,745)				9,331,320
	Current Yield (%)
Other Investment - .7%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $6,674,963)	1.71	6,674,963	[c]	6,674,963
Total Investments (cost $815,255,012)		99.4%		965,935,217
Cash and Receivables (Net)		.6%		5,633,619
Net Assets		100.0%		971,568,836

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

SDR—Swedish Depository Receipts

aNon-income producing security.
bSecurity exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $72,006,469 or 7.41% of net assets.
cInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Industrials	19.7
Consumer Discretionary	16.2
Information Technology	12.2
Financials	10.6
Materials	9.5
Health Care	8.9
Real Estate	7.6
Energy	5.4
Consumer Staples	4.7
Utilities	3.1
Telecommunications	.8
Money Market Investment	.7
99.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 10/31/17 ($)	Purchases ($)	Sales ($)	Value 4/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	5,053,970	133,706,916	132,085,923	6,674,963.7		42,732

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	808,580,049	959,260,254
Affiliated issuers	6,674,963	6,674,963
Cash		241,377
Cash denominated in foreign currency	3,052,914	3,047,937
Dividends receivable		2,196,073
Tax reclaim receivable		1,028,819
Receivable for shares of Beneficial Interest subscribed		364,859
Prepaid expenses		42,869
		972,857,151
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		882,468
Payable for shares of Beneficial Interest redeemed		348,794
Accrued expenses		57,053
		1,288,315
Net Assets ($)		971,568,836
Composition of Net Assets ($):
Paid-in capital		778,171,238
Accumulated distributions in excess of investment income—net		(7,875,890)
Accumulated net realized gain (loss) on investments		50,636,515
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		150,636,973
Net Assets ($)		971,568,836

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	744,338	155,301	19,541,348	951,127,849
Shares Outstanding	43,134	9,046	1,130,358	55,016,763
Net Asset Value Per Share ($)	17.26	17.17	17.29	17.29

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $894,947 foreign taxes withheld at source):
Unaffiliated issuers	7,851,660
Affiliated issuers	42,732
Total Income	7,894,392
Expenses:
Investment advisory fee—Note 3(a)	4,685,193
Custodian fees—Note 3(c)	123,822
Professional fees	52,070
Trustees’ fees and expenses—Note 3(d)	46,890
Registration fees	29,368
Loan commitment fees—Note 2	9,011
Prospectus and shareholders’ reports	5,066
Shareholder servicing costs—Note 3(c)	4,086
Distribution fees—Note 3(b)	521
Miscellaneous	29,006
Total Expenses	4,985,033
Less—reduction in expenses due to undertaking—Note 3(a)	(159)
Less—reduction in fees due to earnings credits—Note 3(c)	(180)
Net Expenses	4,984,694
Investment Income—Net	2,909,698
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	54,939,384
Net realized gain (loss) on forward foreign currency exchange contracts	(196,283)
Net Realized Gain (Loss)	54,743,101
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(2,124,275)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(1,804)
Net Unrealized Appreciation (Depreciation)	(2,126,079)
Net Realized and Unrealized Gain (Loss) on Investments	52,617,022
Net Increase in Net Assets Resulting from Operations	55,526,720

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income—net	2,909,698	8,227,493
Net realized gain (loss) on investments	54,743,101	56,504,822
Net unrealized appreciation (depreciation) on investments	(2,126,079)	123,849,690
Net Increase (Decrease) in Net Assets Resulting from Operations	55,526,720	188,582,005
Distributions to Shareholders from ($):
Investment income—net:
Class A	(9,203)	(8,998)
Class C	(1,272)	(800)
Class I	(269,136)	(61,181)
Class Y	(16,519,498)	(12,032,623)
Net realized gain on investments:
Class A	(244)	-
Class C	(54)	-
Class I	(5,855)	-
Class Y	(356,115)	-
Total Distributions	(17,161,377)	(12,103,602)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	271,179	156,427
Class C	19,588	-
Class I	10,043,112	18,684,529
Class Y	76,443,584	135,336,956
Distributions reinvested:
Class A	7,280	7,462
Class I	216,273	43,832
Class Y	4,361,605	3,174,915
Cost of shares redeemed:
Class A	(56,378)	(383,158)
Class I	(3,571,225)	(10,990,359)
Class Y	(45,360,285)	(180,933,940)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	42,374,733	(34,903,336)
Total Increase (Decrease) in Net Assets	80,740,076	141,575,067
Net Assets ($):
Beginning of Period	890,828,760	749,253,693
End of Period	971,568,836	890,828,760
Undistributed (distributions in excess of) investment income—net	(7,875,890)	6,013,521

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Capital Share Transactions (Shares):
Class A
Shares sold	15,820	10,903
Shares issued for distributions reinvested	435	587
Shares redeemed	(3,182)	(24,152)
Net Increase (Decrease) in Shares Outstanding	13,073	(12,662)
Class C
Shares sold	1,046	-
Net Increase (Decrease) in Shares Outstanding	1,046	-
Class Ia
Shares sold	586,652	1,280,603
Shares issued for distributions reinvested	12,920	3,449
Shares redeemed	(210,156)	(767,469)
Net Increase (Decrease) in Shares Outstanding	389,416	516,583
Class Ya
Shares sold	4,433,572	9,380,862
Shares issued for distributions reinvested	260,705	249,797
Shares redeemed	(2,648,608)	(13,295,712)
Net Increase (Decrease) in Shares Outstanding	2,045,669	(3,665,053)

[a]

During the period ended April 30, 2018, 316,571 Class Y shares representing $5,388,503 were exchanged for 316,539 Class I shares and during the period ended October 31, 2017, 420,666 Class Y shares representing $6,139,912 were exchanged for 420,684 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended April 30, 2018	Year Ended October 31,
Class A Shares	(Unaudited)	2017	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	16.51	13.12	13.26	12.50
Investment Operations:
Investment income—net[b]	.03	.12	.09	.11
Net realized and unrealized gain (loss) on investments	.98	3.46	(.16)	.65[c]
Total from Investment Operations	1.01	3.58	(.07)	.76
Distributions:
Dividends from investment income―net	(.25)	(.19)	(.07)	–
Dividends from net realized gain on investment	(.01)	–	–	–
Total Distributions	(.26)	(.19)	(.07)	–
Net asset value, end of period	17.26	16.51	13.12	13.26
Total Return (%)[d]	6.17[e]	27.74	(.54)	6.08[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.45[f]	1.41	1.44	1.71[f]
Ratio of net expenses to average net assets	1.40[f]	1.40	1.40	1.40[f]
Ratio of net investment income to average net assets	.34[f]	.84	.71	1.15[f]
Portfolio Turnover Rate	40.46[e]	88.11	117.57	97.46[e]
Net Assets, end of period ($ x 1,000)	744	496	561	621

a From January 30, 2015 (commencement of operations) to October 31, 2015.
b Based on average shares outstanding.
c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.
d Exclusive of sales charge.
e Not annualized.
f Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2018	Year Ended October 31,
Class C Shares	(Unaudited)	2017	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	16.39	13.02	13.18	12.50
Investment Operations:
Investment income (loss)—net[b]	(.03)	.01	(.00)[c]	.02
Net realized and unrealized gain (loss) on investments	.98	3.46	(.16)	.66[d]
Total from Investment Operations	.95	3.47	(.16)	.68
Distributions:
Dividends from investment income―net	(.16)	(.10)	–	–
Dividends from net realized gain on investment	(.01)	–	–	–
Total Distributions	(.17)	(.10)	–	–
Net asset value, end of period	17.17	16.39	13.02	13.18
Total Return (%)[e]	5.80[f]	26.88	(1.21)	5.44[f]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.09[g]	2.09	2.12	2.88[g]
Ratio of net expenses to average net assets	2.09[g]	2.09	2.12	2.15[g]
Ratio of net investment income (loss) to average net assets	(.35)[g]	.07	(.02)	.23[g]
Portfolio Turnover Rate	40.46[f]	88.11	117.57	97.46[f]
Net Assets, end of period ($ x 1,000)	155	131	104	105

a From January 30, 2015 (commencement of operations) to October 31, 2015.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.
e Exclusive of sales charge.
f Not annualized.
g Annualized.
See notes to financial statements.

	Six Months Ended April 30, 2018	Year Ended October 31,
Class I Shares	(Unaudited)	2017	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	16.57	13.16	13.28	12.50
Investment Operations:
Investment income—net[b]	.06	.13	.15	.12
Net realized and unrealized gain (loss) on investments	.98	3.51	(.18)	.66[c]
Total from Investment Operations	1.04	3.64	(.03)	.78
Distributions:
Dividends from investment income―net	(.31)	(.23)	(.09)	–
Dividends from net realized gain on investment	(.01)	–	–	–
Total Distributions	(.32)	(.23)	(.09)	–
Net asset value, end of period	17.29	16.57	13.16	13.28
Total Return (%)	6.31[d]	28.15	(.23)	6.24[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09[e]	1.12	1.12	1.26[e]
Ratio of net expenses to average net assets	1.09[e]	1.12	1.12	1.15[e]
Ratio of net investment income to average net assets	.65[e]	.91	1.16	1.32[e]
Portfolio Turnover Rate	40.46[d]	88.11	117.57	97.46[d]
Net Assets, end of period ($ x 1,000)	19,541	12,280	2,952	3,086

a From January 30, 2015 (commencement of operations) to October 31, 2015.
b Based on average shares outstanding.
c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.
d Not annualized.
e Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2018	Year Ended October 31,
Class Y Shares	(Unaudited)	2017	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	16.57	13.17	13.28	12.50
Investment Operations:
Investment income—net[b]	.05	.16	.14	.12
Net realized and unrealized gain (loss) on investments	.99	3.47	(.16)	.66[c]
Total from Investment Operations	1.04	3.63	(.02)	.78
Distributions:
Dividends from investment income―net	(.31)	(.23)	(.09)	–
Dividends from net realized gain on investment	(.01)	–	–	–
Total Distributions	(.32)	(.23)	(.09)	–
Net asset value, end of period	17.29	16.57	13.17	13.28
Total Return (%)	6.33[d]	28.10	(.16)	6.24[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06[e]	1.07	1.09	1.22[e]
Ratio of net expenses to average net assets	1.06[e]	1.07	1.09	1.15[e]
Ratio of net investment income to average net assets	.62[e]	1.08	1.07	1.30[e]
Portfolio Turnover Rate	40.46[d]	88.11	117.57	97.46[d]
Net Assets, end of period ($ x 1,000)	951,128	877,921	745,636	764,708

a From January 30, 2015 (commencement of operations) to October 31, 2015.
b Based on average shares outstanding.
c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.
d Not annualized.
e Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Small Cap Fund (the “fund”) is a separate diversified series of Dreyfus Stock Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective January 31, 2018, BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser. BNY Mellon AMNA is a specialist multi-asset investment manager formed by the combination of certain BNY Mellon affiliated investment management firms, including The Boston Company Asset Management, LLC, which served as the fund’s sub-investment adviser prior to January 31, 2018.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2018, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class A and 8,000 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks†	22,989,234	924,492,861††	–	947,482,095
Equity Securities - Foreign Preferred Stocks†	–	9,331,320††	–	9,331,320
Exchange- Traded Fund	2,446,839	–	–	2,446,839
Registered Investment Company	6,674,963	–	–	6,674,963

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

At April 30, 2018, the amount of securities transferred between levels equals fair value of exchange traded equity securities reported as Level 2 in the table above. At October 31, 2017, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: ordinary income $12,103,602. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of 1.00% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2017 through March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.15% of the value of the fund’s average daily net assets. On or after March 1, 2019, Dreyfus may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $159 during the period ended April 30, 2018.

Pursuant to a sub-investment advisory agreement between Dreyfus and BNY Mellon AMNA, BNY Mellon AMNA serves as the fund’s sub-

investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended April 30, 2018, the Distributor retained $182 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2018, Class C shares were charged $521 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, Class A and Class C shares were charged $795 and $174, respectively, pursuant to the Shareholder Services Plan.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2018, the fund was charged $1,092 for transfer agency services and $64 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $64.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $123,822 pursuant to the custody agreement. These fees were offset by earnings credits of $116.

During the period ended April 30, 2018, the fund was charged $6,333 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $798,951, Distribution Plan fees $96, Shareholder Services Plan fees $178, custodian fees $78,553, Chief Compliance Officer fees $4,214 and transfer agency fees $528, which are offset against an expense reimbursement currently in effect in the amount of $52.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2018, amounted to $406,195,348 and $375,816,472, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2018, there were no forward contracts outstanding.

At April 30, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $150,680,205, consisting of $175,075,030 gross unrealized appreciation and $24,394,825 gross unrealized depreciation.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

NOTES

NOTES

For More Information

Dreyfus International Small Cap Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

BNY Mellon Asset Management
North America Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108-4408

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DYAPX Class C: DYCPX Class I: DYIPX Class Y: DYYPX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 4006SA0418

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)